OTHER FINANCIAL DATA - INVENTORY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 240	$ 181
Energy Related Inventory, LNG	16	14
Energy Related Inventory, Materials And Supplies	152	151
Inventories	408	346
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	3	6
Energy Related Inventory, Materials And Supplies	79	76
Inventories	82	82
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	128	128
Energy Related Inventory, Materials And Supplies	23	23
Inventories	151	151
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Materials And Supplies	34	36
Inventories	34	36
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, LNG	8	10
Energy Related Inventory, Materials And Supplies	8	7
Inventories	16	17
Sempra Renewables Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Materials And Supplies	3
Inventories	3
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	109	47
Energy Related Inventory, LNG	8	4
Energy Related Inventory, Materials And Supplies	5	9
Inventories	$ 122	$ 60